Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities
Deferred revenues	$ 52,913	$ 40,473
Accrued expenses	38,018	32,861
Accrued third-party commissions	34,276	28,310
Dividends payable	24,886	19,513
Accrued interest	19,330	19,029
Litigation settlements	1,380	20,795
Income taxes payable	185	1,673
Other	107,847	100,605
Total	$ 278,835	$ 263,259